Restricted Cash - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash [Abstract]
Cash and cash equivalents	$ 352	$ 2,516		$ 3,999
Letters of credit	1,012	1,012		1,012
Security for credit cards	50	50		75
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 1,414	$ 3,578	$ 2,345	$ 5,324	$ 31,696